1801 California Street, Suite 5200 Denver, Colorado 80202

August 19, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Aegon High Yield Bond VP, Transamerica Aegon U.S. Government Securities VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Morgan Stanley Capital Growth VP and Transamerica Multi-Managed Balanced VP, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 11, 2020.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products
Transamerica Asset Management, Inc.